Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	¥ (146)	¥ (1,915)
Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(12)	(995)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(134)	(920)
Fair Value Measurement on Nonrecurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,345	1,871
Fair Value Measurement on Nonrecurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		400
Fair Value Measurement on Nonrecurring Basis | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,345	1,471
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	8	400
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		400
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	8	0
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,337	1,471
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	¥ 1,337	¥ 1,471